SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 18,475	$ 41,708
Bus Sales [Member] | Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	7,429	10,925
Bus Sales [Member] | United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	4,270	27,272
Spare Part Sales [Member] | Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	4,516	2,504
Spare Part Sales [Member] | United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	667	197
Truck Sales [Member] | Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	982
Shuttle Sales [Member] | Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	484
Operating Lease Revenue [Member] | United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 127	$ 810